RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS
Schedule of transactions with related parties

Years ended December 31,	2018	2017

Salaries, incentives and short-term benefits	$6,057	$3,051
Unit-based compensation expense including fair value adjustments	2,380	2,371
	$8,437	$5,422